Exhibit 99.8 Schedule 8

Loan Number 1	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date	Opus Status (Opus Decision for Resolved Status in Col L - Validated or Unvalidated)	Opus Comments
XXXX	XXXXXXX	Florida	XX/XX/XXXX	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher‐priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher‐priced mortgage loan, as defined in Regulation Z.

While the higher‐priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher‐priced mortgage loans even if the additional conditions are met.

															Higher‐Priced Mortgage Loan Test: FAIL Charged: 6.243% Allowed:4.430% Over by:1.813%					QC Complete	XX/XX/XXXX			XX/XX/XXXX	Validated	HPML classification is an informational finding, not a regulatory violation.